CMA NORTH CAROLINA
MUNICIPAL MONEY FUND



Semi-Annual Report

September 30, 1997



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[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



CMA North Carolina
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                              #16057 -- 9/97



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Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA North Carolina Municipal Money Fund paid shareholders a net annualized yield of 3.04%*. As of September 30, 1997, the Fund's 7-day yield was 3.23%.

Economic Environment and
Investment Strategy
In August, North Carolina lawmakers finally approved an $11.4 billion budget for fiscal year 1998. Specifically, legislators agreed to cut $150 million in taxes and to protect three trust funds that some legislators were trying to tap. In addition, officials worked to push through a statewide referendum on a general obligation bond for water projects. The tentative $1 billion water/sewer bond bill contains several provisions designed to ensure that the local governments' portion of the debt is repaid. Under the proposal, $800 million in bond proceeds would be available to cities and counties to upgrade water, sewer and wastewater treatment systems. The remaining $200 million would be used to boost the state's existing revolving loan fund for clean water projects and to meet matching requirements for Federal grants. The proposal would be the third major general obligation bond authorization in a little more than a year in North Carolina. Voters approved $1.8 billion in school general obligations and $950 million in highway general obligations in elections last November.

The state's non-farm employment in August rose 2.5% from 12 months prior, an increase of 86,100 jobs. Furthermore, average hourly earnings in North Carolina's manufacturing sector were $11.38 for the same period, an increase of 1.7% from a year ago. These positive factors have state economists predicting that the economy, which grew 3.8% in 1996, will grow 3.8% in 1997 and another 3.1% in 1998. The leading growth sectors are expected to be services, finance, insurance, real estate and retail trade. They also forecast a net employment growth of 84,000 in 1997, a 2.3% increase over the 1996 level.

During the six-month period ended September 30, 1997, the Federal Reserve Board held monetary policy steady in response to a continuing stream of favorable inflationary data. However, staggered pockets of strong consumer spending kept the US Treasury market somewhat volatile with the yield on the benchmark 30-year Treasury bond trading between 6.30% -- 7.18%. Nonetheless, conditions affecting short-term municipal bonds were quite different. For a majority of the six-month period, yields on one-year fixed-rate notes remained in a much narrower range, trading between 3.80% -- 3.90%. Furthermore, during most of the period, yields on variable rate demand obligations considerably outperformed those on fixed-rate issues. The factors contributing to this were an abundance of new variable rate products coming to market along with net outflows from tax-exempt money market funds. For example, during the first half of the six-month period, yields on variable rate products averaged approximately 20 basis points (0.20%) above the yields on one-year fixed-rate notes. Thus, when appropriate, we continued to increase the Fund's concentration in variable rate demand notes to seek to take advantage of the spread as compared to fixed-rate notes.

As the last half of the six-month period began, traditional fixed-rate supply drove up yields on short-term notes to more attractive levels versus their variable counterparts, providing us with a long-awaited opportunity to extend the Fund's maturity. We took advantage of this opportunity in response to the opinion that monetary policy would stay on hold through year-end and that yields on notes purchased during this time should outperform variable rate products over the next six months. During the six-month period ended September 30, 1997, the state of North Carolina's issuance totaled $96.1 million. The Fund's average portfolio maturity, which decreased to the 20-day range by early to mid-July, ended the period in the 35-day range. Diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

In Conclusion
We thank you for your continued support of CMA North Carolina
Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/DARRIN J. SANFILLIPPO
Darrin J. SanFillippo
Vice President and Portfolio Manager

October 29, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.





CMA North Carolina Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                                 (in Thousands)

                         Face                                                                                         Value
State                   Amount                                   Issue                                              (Note 1a)

North                  $1,000     Beaufort County, North Carolina, Industrial Facilities and Pollution Control
Carolina -- 90.9%                 Financing Authority Revenue Bonds (Texasgulf, Inc. Project), VRDN, 4.15% due
                                  12/01/2000 (a)                                                                     $1,000
                        4,500     Bertie County, North Carolina (County Water District), BAN, UT, 3.824% due
                                  2/11/1998                                                                           4,501
                        3,300     Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Revenue Refunding Bonds (Cooper Industries), VRDN,
                                  4.20% due 1/01/2006 (a)                                                             3,300
                                  Buncombe County, North Carolina, VRDN (a):
                          410     4.05% due 6/01/2000                                                                   410
                          455     4.05% due 6/01/2002                                                                   455
                          500     4.05% due 6/01/2004                                                                   500
                          525     4.05% due 6/01/2005                                                                   525
                          580     4.05% due 6/01/2007                                                                   580
                          435     4.05% due 6/01/2008                                                                   435
                          640     4.05% due 6/01/2009                                                                   640
                          740     4.05% due 6/01/2012                                                                   740
                          815     4.05% due 6/01/2014                                                                   815
                          900     4.05% due 6/01/2016                                                                   900
                        6,600     Cabarrus County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), VRDN,
                                  AMT, 4.25% due 9/01/2011 (a)                                                        6,600
                        3,000     Carteret County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, PCR (Texasgulf, Inc. Project), VRDN, 4.175% due
                                  10/01/2005 (a)                                                                      3,000
                          800     Catawba County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Lukens Steel Co. Project), VRDN, AMT,
                                  4.10% due 12/01/2009 (a)                                                              800
                        4,900     Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A,
                                  4.10% due 7/01/2016 (a)(b)                                                          4,900
                                  Craven County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Resource Bonds (Cravenwood Energy Project), VRDN,
                                  AMT (a):
                        4,700     Series B, 4.10% due 5/01/2011                                                       4,700
                        3,400     Series C, 4.10% due 5/01/2011                                                       3,400
                                  Cumberland County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Revenue Refunding Bonds (Monsanto Co. Project), VRDN (a):
                        1,715     3.95% due 6/01/2012                                                                 1,715
                          600     3.95% due 10/01/2014                                                                  600
                                  Durham County, North Carolina, Public Improvement Bonds, VRDN, UT (a):
                        1,000     3.95% due 5/01/2009                                                                 1,000
                        1,000     3.95% due 5/01/2010                                                                 1,000
                        1,000     3.95% due 5/01/2011                                                                 1,000
                          772     Freemont, North Carolina, BAN, UT, 3.70% due 1/21/1998                                772
                        2,000     Gaston County, North Carolina, COP (Mount Holly Enterprises/Queens G.P. Inc.),
                                  AMT, VRDN, 4.25% due 5/01/2004 (a)                                                  2,000
                                  Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds, VRDN (a):
                        2,000     (Gold Medal Homes), 4% due 12/01/2009                                               2,000
                          200     (Mount Holly Enterprises/Queens G.P. Inc.), AMT, 4.25% due 5/01/2004                  200
                                  Granville County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds, VRDN, AMT (a):
                        4,000     (Mayville Metal Production Project), 3.85% due 5/23/2020                            4,000
                        1,840     (Tuscarora Plastics, Inc. Project), 4.25% due 12/01/2001                            1,840
                          500     Greene County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, IDA, Revenue Bonds (Federal Paper Board Company, Inc.
                                  Project), VRDN, AMT, 4.25% due 11/01/2009 (a)                                         500
                                  Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds, VRDN, AMT (a):
                          900     (Pharmagraphics Inc. Project), 4.10% due 9/01/2010                                    900
                        7,500     (US Woven Label Project), 4.25% due 1/01/2013                                       7,500
                       22,715     Halifax County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Exempt Facilities - Westmoreland Project),
                                  VRDN, AMT, 4.15% due 12/01/2019 (a)                                                22,715
                        3,416     Holly Springs, North Carolina, BAN, 3.79% due 6/24/1998                             3,416
                        4,000     Iredell County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Purina Mills Inc. Project), VRDN, AMT,
                                  4.10% due 7/01/2020 (a)                                                             4,000
                        1,380     Johnston County, North Carolina, COP (Judicial Annex and Healthcare Project),
                                  4.15% due 9/01/1998 (b)                                                             1,384
                        3,700     Lenoir County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (West Co. Nebraska, Inc. Project), VRDN,
                                  4.25% due 10/01/2005 (a)                                                            3,700
                        8,900     Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Hof Textiles Inc. Project), VRDN, AMT,
                                  4% due 10/01/2011 (a)                                                               8,900
                        8,500     Mecklenberg County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, IDR (Rexroth Corporation Project), VRDN, AMT, 4.25%
                                  due 9/01/2016 (a)                                                                   8,500
                                  Mecklenberg County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds, VRDN (a):
                        2,000     (Edgecomb Metals Company Project), 4.05% due 12/01/2009                             2,000
                          900     (Flawa Corporation Project), AMT, 3.90% due 12/01/2008                                900
                        1,500     (Griffith Micro Science Project), AMT, 4.10% due 11/01/2007                         1,500
                          905     New Hanover County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Interroll Corp. Project), VRDN, 4.25%
                                  due 11/01/2003 (a)                                                                    905
                                  North Carolina Educational Facilities Finance Agency Revenue Bonds (Duke
                                  University Project), VRDN (a):
                        1,500     Series A, 4% due 6/01/2027                                                          1,500
                        5,000     Series B, 4% due 12/01/2021                                                         5,000
                        2,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                  (Cabarrus Memorial Hospital Project), VRDN, 4.15% due 3/01/2012 (a)                 2,000
                                  North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
                        3,700     (Carol Woods Project), 4.10% due 4/01/2021                                          3,700
                        3,300     (Duke University Hospital), Series B, 4% due 6/01/2015                              3,300
                        3,500     (Duke University Hospital), Series C, 4% due 6/01/2015                              3,500
                        2,130     (Duke University Hospital), Series D, 4% due 6/01/2015                              2,130
                        3,500     (Pooled Financing Project), ACES, 4.05% due 4/01/2012                               3,500
                          200     Refunding (Moses H. Cone Memorial Hospital Project), 4.05% due 10/01/2023             200
                                  North Carolina Municipal Power Agency, Electric Revenue Bonds
                                  (No. 1 Catawba):
                       24,500     CP, 3.85% due 10/24/1997                                                           24,500
                        3,000     CP, 3.65% due 12/01/1997                                                            3,000
                        5,000     CP, 3.75% due 12/04/1997                                                            5,000
                       13,817     CP, 3.65% due 12/05/1997                                                           13,817
                        5,000     CP, 3.75% due 12/05/1997                                                            5,000
                        6,525     Refunding, 7.875% due 1/01/1998 (c)                                                 6,720
                        1,900     North Carolina State Port Authority, Docks and Wharves Facility Revenue Bonds
                                  (Morehead City Terminals), VRDN, AMT, 4.25% due 1/01/2016 (a)                       1,900
                        3,400     Person County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Solid Waste Disposal Revenue Bonds (Carolina Power and
                                  Light Company), AMT, DATES, 4.15% due 11/01/2016 (a)                                3,400
                        1,305     Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue
                                  Bonds (Purpose - Cessna Aircraft Company Project), VRDN, AMT, 4.25% due
                                  10/01/2012 (a)                                                                      1,305
                                  Raleigh-Durham, North Carolina, Airport Authority, Special Facility Revenue
                                  Refunding Bonds (American Airlines), VRDN (a):
                       2,750      Series A, 4.05% due 11/01/2005                                                      2,750
                         300      Series A, 3.90% due 11/01/2015                                                        300
                       1,400      Series B, 4.05% due 11/01/2015                                                      1,400
                       6,000      Richland Township, North Carolina, Water and Sewer District, BAN, 3.72%
                                  due 3/04/1998                                                                       6,001
                       5,770      Robeson County, North Carolina, BAN, UT, 3.485% due 10/15/1997                      5,770
                         700      Rowan County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Reynolds Metals Company Project),
                                  3.70% due 12/01/1997                                                                  700
                       3,100      Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (All American Homes of North Carolina Inc.),
                                  VRDN, AMT, 4.10% due 11/01/2011 (a)                                                 3,100
                       4,900      University of North Carolina, Chapel Hill School of Medicine and Ambulatory
                                  Care, Clinic Revenue Bonds, VRDN, 4% due 7/01/2012 (a)                              4,900
                       4,500      Wake County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Carolina Power and Light Company Project),
                                  VRDN, Series C, 4.15% due 10/01/2015 (a)                                            4,500
                       1,629      Warren County, North Carolina, Water and Sewer District, BAN, 3.785%
                                  due 5/06/1998                                                                       1,629
                       2,000      Wayne County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Revenue Refunding Bonds (General Signal), VRDN,
                                  4.20% due 12/01/2000 (a)                                                            2,000
                         600      Wilson County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, IDR (North Carolina Chip Co. Project), VRDN, 4.25% due
                                  1/01/2000 (a)                                                                         600

Puerto Rico --         3,000      Puerto Rico Commonwealth, Government Development Bank, Revenue
5.1%                              Refunding Bonds, VRDN, 3.70% due 12/01/2015 (a)                                     3,000
                       6,000      Puerto Rico Electric Power Authority Revenue Bonds, VRDN, MSTR, Series
                                  SGA-43, 3.90% due 7/01/2022 (a)(b)                                                  6,000
                                  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                  Financing Authority Revenue Bonds:
                       1,750      (Abbott Labs Project), 3.75% due 3/01/1998                                          1,750
                       2,940      (Dickinson & Co.), 3.76% due 3/01/1998                                              2,940
                                                                                                                 ----------
                                  Total Investments (Cost -- $257,960*) -- 96.0%                                    257,960

                                  Other Assets Less Liabilities -- 4.0%                                              10,655
                                                                                                                 ----------
                                  Net Assets -- 100.0%                                                             $268,615
                                                                                                                 ==========

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the interest rate in effect at September 30, 1997.
(b) MBIA Insured.
(c) Prerefunded.
 *  Cost for Federal income tax purposes.

     See Notes to Financial Statements.

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


Portfolio Abbreviations for CMA North Carolina Municipal Money Fund
ACESSM  Adjustable Convertible Extendable Securities     IDA   Industrial Development Authority
AMT     Alternative Minimum Tax (subject to)             IDR   Industrial Development Revenue Bonds
BAN     Bond Anticipation Notes                          MSTR  Municipal Securities Trust Receipts
COP     Certificates of Participation                    PCR   Pollution Control Revenue Bonds
CP      Commercial Paper                                 UT    Unlimited Tax
DATES   Daily Adjustable Tax-Exempt Securities           VRDN  Variable Rate Demand Notes






CMA North Carolina Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $257,959,560) (Note 1a)                                               $257,959,560
Cash                                                                                                                  45,631
Receivables:
Securities sold                                                                        $12,300,000
Interest                                                                                 1,485,970                13,785,970
                                                                                      ------------
Prepaid registration fees and other assets (Note 1d)                                                                 504,647
                                                                                                               -------------
Total assets                                                                                                     272,295,808
                                                                                                               -------------

Liabilities:
Payables:
Securities purchased                                                                     3,416,444
Investment adviser (Note 2)                                                                121,276
Distributor (Note 2)                                                                        63,480                 3,601,200
                                                                                      ------------

Accrued expenses and other liabilities                                                                                80,056
                                                                                                               -------------
Total liabilities                                                                                                  3,681,256
                                                                                                               -------------

Net Assets                                                                                                      $268,614,552
                                                                                                               =============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized                            $26,865,436
Paid-in capital in excess of par                                                                                 241,788,927
Accumulated realized capital losses -- net (Note 4)                                                                  (39,811)
                                                                                                               -------------

Net Assets -- Equivalent to $1.00 per share based on 268,654,363 shares of beneficial
interest outstanding                                                                                            $268,614,552
                                                                                                               =============

See Notes to Financial Statements.






CMA North Carolina Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium earned                                                                       $5,064,269

Expenses:
Investment advisory fees (Note 2)                                                         $673,373
Distribution fees (Note 2)                                                                 162,961
Transfer agent fees (Note 2)                                                                29,379
Professional fees                                                                           26,522
Accounting services (Note 2)                                                                26,274
Registration fees (Note 1d)                                                                 15,183
Custodian fees                                                                              13,859
Printing and shareholder reports                                                             9,825
Pricing fees                                                                                 3,872
Trustees' fees and expenses                                                                  1,204
Other                                                                                        1,706
                                                                                      ------------
Total expenses                                                                                                       964,158
                                                                                                               -------------
Investment income -- net                                                                                           4,100,111
                                                                                                               -------------

Net Increase in Net Assets Resulting from Operations                                                              $4,100,111
                                                                                                               =============

See Notes to Financial Statements.





CMA North Carolina Municipal Money Fund
Statements of Changes in Net Assets

                                                                                        For the Six                 For the
                                                                                        Months Ended              Year Ended
Increase (Decrease) in Net Assets:                                                     Sept. 30, 1997           March 31, 1997

Operations:
Investment income -- net                                                                 $4,100,111               $7,440,667
Realized loss on investments -- net                                                              --                   (3,442)
                                                                                      -------------            -------------
Net increase in net assets resulting from operations                                      4,100,111                7,437,225
                                                                                      -------------            -------------

Dividends to Shareholders (Note 1e):
Investment income -- net                                                                 (4,100,111)              (7,440,667)
                                                                                      -------------            -------------
Net decrease in net assets resulting from dividends to shareholders                      (4,100,111)              (7,440,667)
                                                                                      -------------            -------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                        459,956,697              757,440,492
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e)                                                                                 4,100,149                7,440,785
                                                                                      -------------            -------------
                                                                                        464,056,846              764,881,277
Cost of shares redeemed                                                                (469,622,360)            (764,608,188)
                                                                                      -------------            -------------
Net increase (decrease) in net assets derived from beneficial interest transactions      (5,565,514)                 273,089
                                                                                      -------------            -------------

Net Assets:
Total increase (decrease) in net assets                                                  (5,565,514)                 269,647
Beginning of period                                                                     274,180,066              273,910,419
                                                                                      -------------            -------------
End of period                                                                          $268,614,552             $274,180,066
                                                                                      =============            =============

See Notes to Financial Statements.






CMA North Carolina Municipal Money Fund
Financial Highlights
                                                             For the
                                                               Six
                                                              Months
The following per share data and ratios have been derived     Ended
from information provided in the financial statements.      Sept. 30,                 For the Year Ended March 31,
                                                               1997           1997         1996          1995         1994
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period                          $1.00          $1.00        $1.00         $1.00        $1.00
                                                          ---------      ---------    ---------     ---------    ---------
Investment income -- net                                        .02            .03          .03           .03          .02
                                                          ---------      ---------    ---------     ---------    ---------
Total from investment operations                                .02            .03          .03           .03          .02
                                                          ---------      ---------    ---------     ---------    ---------
Less dividends from investment income -- net                   (.02)          (.03)        (.03)         (.03)        (.02)
                                                          ---------      ---------    ---------     ---------    ---------
Net asset value, end of period                                $1.00          $1.00        $1.00         $1.00        $1.00
                                                          =========      =========    =========     =========    =========

Total Investment Return                                        3.04%*         2.84%        3.12%         2.61%        1.85%
                                                          =========      =========    =========     =========    =========

Ratios to Average Net Assets:
Expenses, net of reimbursement                                  .72%*          .72%         .69%          .62%         .61%
                                                          =========      =========    =========     =========    =========
Expenses                                                        .72%*          .72%         .74%          .72%         .71%
                                                          =========      =========    =========     =========    =========
Investment income -- net                                       3.04%*         2.79%        3.08%         2.58%        1.84%
                                                          =========      =========    =========     =========    =========

Supplemental Data:
Net assets, end of period (in thousands)                   $268,615       $274,180     $273,910      $278,704     $293,452
                                                          =========      =========    =========     =========    =========

* Annualized.

See Notes to Financial Statements.




CMA North Carolina Municipal Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA North Carolina Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $39,000, of which $5,000 expires in 2001, $10,000 expires in 2002, $13,000 expires in 2003 and $11,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

CMA North Carolina Municipal Money Fund

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillippo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].